Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Gross Carrying Amounts for Financial Assets	The amounts presented are gross carrying amounts for financial assets
	12-month ECLs	Lifetime ECLs
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	US$	US$	US$	US$	US$
December 31, 2023
Accounts receivable*	-	-	-	17,346,035	17,346,035
Contract assets*	-	-	-	16,024,969	16,024,969
Financial assets included in deposits and other receivables
- Normal**	808,679	-	-	-	808,679
Pledged bank deposits
- Not yet past due	188,745	-	-	-	188,745
Cash and cash equivalents
- Not yet past due	68,641,016	-	-	-	68,641,016
	69,638,440	-	-	33,371,004	103,009,444

December 31, 2022
Accounts receivable*	-	-	-	9,807,667	9,807,667
Contract assets*	-	-	-	11,140,109	11,140,109
Financial assets included in deposits and other receivables
- Normal**	764,611	-	-	-	764,611
Pledged bank deposits
- Not yet past due	195,883	-	-	-	195,883
Cash and cash equivalents
- Not yet past due	24,077,695	-	-	-	24,077,695
	25,038,189	-	-	20,947,776	45,985,965
*	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.
**	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Schedule of Financial Liabilities	The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:
	Within 1 year or on demand	1 to 5 years	Total
	US$	US$	US$
2023
Lease liabilities	588,103	27,108	615,211
Accounts payable	23,839,894	-	23,839,894
Financial liabilities included in other payables and accruals	5,664,220	-	5,664,220

	30,092,217	27,108	30,119,325

2022
Lease liabilities	523,206	300,092	823,298
Accounts payable	16,653,695	-	16,653,695
Financial liabilities included in other payables and accruals	4,513,530	-	4,513,530
Loan notes	-	68,351,047	68,351,047

	21,690,431	68,651,139	90,341,570

Schedule of Exchange Rates	The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the SGD, TWD, MYR, PHP, THB and IDR exchange rates, with all other variables held constant, of the Group’s loss before tax. As HK$ is pegged to US$, the directors of the Company anticipate that there will be no significant movements in the US$/HK$ exchange rates and the exposure on US$ will not be material.
	2023		2022
	Increase/	Increase/	Increase/	Increase/
	(decrease) in	(decrease)	(decrease) in	(decrease)
	foreign	in loss	foreign	in loss
	exchange rate	after tax	exchange rate	after tax
	US$		US$
SGD	3%	(1,477,961)	3%	(1,556,060)
	(3)%	1,477,961	(3)%	1,556,060
TWD	3%	(474,534)	3%	(473,641)
	(3)%	474,534	(3)%	473,641
MYR	3%	(402,719)	3%	(372,744)
	(3)%	402,719	(3)%	372,744
PHP	3%	(576,565)	3%	(489,293)
	(3)%	576,565	(3)%	489,293
THB	3%	(329,276)	3%	(327,939)
	(3)%	329,276	(3)%	327,939
IDR	3%	(184,116)	3%	(181,853)
	(3)%	184,116	(3)%	181,853